DEPOSITS AND OBLIGATIONS - time deposits classified by maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 28,121,094	S/ 32,853,576
Up to 3 months
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	13,750,133	14,674,773
From 3 months to 1 year
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	6,849,436	8,975,269
From 1 to 3 years
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	4,143,040	6,096,891
From 3 to 5 years
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	473,479	819,446
Over 5 years
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 2,905,006	S/ 2,287,197